Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Treasury shares	Retained earnings (accumulated deficit)	Currency translation adjustment	Net profit (loss)	Retained earnings, excluding profit (loss) for reporting period [member]
Balance at beginning of period (in shares) at Dec. 31, 2021		49,815,489,000
Balance at beginning of period at Dec. 31, 2021	€ 119,097	€ 12,454	€ 444,438	€ (986)	€ (404,090)	€ 22	€ 67,259
+ Net profit (loss)	(23,719)						(23,719)
Other comprehensive income (loss)	(1,108)				258	(1,366)
Total comprehensive income (loss)	(24,827)				258	(1,366)	(23,719)
Allocation of prior period profit (loss)	0				67,259		(67,259)
Capital increase (shares)		19,494,000
Capital increase	0	€ 5	0		(5)
Share-based compensation	245		245
Treasury shares	8			8
Balance at end of period (in shares) at Dec. 31, 2022		49,834,983,000
Balance at end of period at Dec. 31, 2022	94,528	€ 12,459	444,683	(978)	(336,573)	(1,344)	(23,719)
+ Net profit (loss)	(28,894)						(28,894)
Other comprehensive income (loss)	1,504				(836)	2,340
Total comprehensive income (loss)	(27,390)				(836)	2,340	(28,894)
Allocation of prior period profit (loss)	0				(23,719)		23,719
Share-based compensation	578		578
Treasury shares	8			8
Other movements	€ 227				227
Balance at end of period (in shares) at Dec. 31, 2023	49,834,983	49,834,983,000
Balance at end of period at Dec. 31, 2023	€ 67,951	€ 12,459	445,261	(970)	(360,901)	996	(28,894)
+ Net profit (loss)	1,507						1,507
Other comprehensive income (loss)	(1,779)				(1,130)	(649)
Total comprehensive income (loss)	(272)				(1,130)	(649)	1,507
Allocation of prior period profit (loss)	0				(28,894)		28,894
Capital increase (shares)		161,202,000
Capital increase	1,101	€ 40	1,068		(7)
Equity component of OCEANE net of deferred taxes	10		10
Share-based compensation	610		610
Treasury shares	(177)			(177)
Other movements	€ 1							€ 1
Balance at end of period (in shares) at Dec. 31, 2024	49,996,185	49,996,185,000
Balance at end of period at Dec. 31, 2024	€ 69,224	€ 12,499	€ 446,948	€ (1,147)	€ (390,930)	€ 347	€ 1,507